Employee deferred compensation (Details) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	561	1,180	845	1,741	1,834
Total shares delivered (million)
Total shares delivered (in shares)	29.7
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(19)	534	0	515	0
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	98	108	318	206	688
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	45	41	47	86	148
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	12	49	20	61	73
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	71	90	93	161	205
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	211	206	223	417	423
Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	96	103	0	199	0
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	32	30	98	62	215
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	15	19	46	34	82